Other current assets	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets

9. Other current assets

Other current assets as of September 30, 2024 and March 31, 2024 consisted of the following:

	As of September 30, 2024	As of March 31, 2024
Deferred cost of sales	$3,783	$3,754
Value added tax (“VAT”) receivable	873	635
Advance payments	696	414
Other current assets	256	313
Total other current assets	$5,608	$5,116

Deferred cost of sales represents products in transit or delivered to customers prior to the Company recognizing the associated revenue and deferred extended warranty contract costs in connection with the products the Company purchases from Motek Group, where Motek provides the warranty service and the associated revenue has not yet been recognized. As of September 30, 2024, deferred product cost and deferred warranty cost was $1,915 and $1,868 respectively. As of March 31, 2024, deferred product cost and deferred warranty cost was $2,172 and $1,582, respectively.

9. Other current assets

Other current assets as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023
Deferred cost of sales	$3,754	$3,505
Value added tax (“VAT”) receivable	635	361
Advance payments	414	726
Other current assets	313	263
Total other current assets	$5,116	$4,855